Reconciliation of net cash flow from operating activities	12 Months Ended
Mar. 31, 2024
Reconciliation of net cash flow from operating activities
Reconciliation of net cash flow from operating activities

18. Reconciliation of net cash flow from operating activities

The table below shows how our profit for the year from continuing operations translates into cash flows generated from our operating activities.

			Re-presented[1]	Re-presented[1]
		2024	2023	2022
	Notes	€m	€m	€m
Profit for the financial year		1,505	12,335	2,773
Loss/(Profit) for the financial year from discontinued operations		65	247	(185)
Profit for the financial year from continuing operations		1,570	12,582	2,588
Investment income	5	(581)	(232)	(251)
Financing costs	5	2,626	1,609	1,842
Income tax expense	6	50	492	1,561
Operating profit		3,665	14,451	5,740
Adjustments for:
Share-based payments and other non-cash charges		98	58	165
Depreciation and amortisation	10, 11	10,414	10,255	10,417
Loss on disposal of property, plant and equipment and intangible assets		34	33	40
Share of result of equity accounted associates and joint ventures	12	96	(433)	(389)
Impairment (reversal)/loss	4	(64)	64	–
Other income	3	(372)	(9,402)	(244)
Decrease / (increase) in inventory		177	(168)	(171)
(Increase)/decrease in trade and other receivables	14	(597)	(486)	(629)
Increase/(decrease) in trade and other payables	15	534	1,446	581
Cash generated by operations		13,985	15,818	15,510
Net tax paid		(724)	(1,228)	(916)
Cashflows from discontinued operations		3,296	3,464	3,487
Net cash flow from operating activities		16,557	18,054	18,081

Note:

1

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.